CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Shareholders' Equity of Yalla Group Limited [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2022	$ 439,864,474		$ 13,356	$ 2,473	$ 294,406,395	$ (27,014,697)	$ (1,701,111)	$ 174,880,748	$ 440,587,164	$ (722,690)
Balance, Shares at Dec. 31, 2022			133,557,160	24,734,013
Balance, Shares at Dec. 31, 2022						(2,302,141)
Net Income (Loss)	113,058,436							117,342,777	117,342,777	(4,284,341)
Exercise of share options	970,708		$ 422		970,286				970,708
Exercise of share options, Shares			4,224,810
Repurchase of ordinary shares	(8,512,608)					$ (8,512,608)			(8,512,608)
Repurchase of ordinary shares, Shares						(1,670,735)
Share-based compensation	17,929,842				17,929,842				17,929,842
Contributions from non-controlling interests	13,097									13,097
Foreign currency translation adjustments, net of nil income taxes	(656,974)						(640,629)		(640,629)	(16,345)
Balance at Dec. 31, 2023	562,666,975		$ 13,778	$ 2,473	313,306,523	$ (35,527,305)	(2,341,740)	292,223,525	567,677,254	(5,010,279)
Balance, Shares at Dec. 31, 2023			137,781,970	24,734,013
Balance, Shares at Dec. 31, 2023						(3,972,876)
Net Income (Loss)	134,151,207							135,684,241	135,684,241	(1,533,034)
Exercise of share options	885,087		$ 286		884,801				885,087
Exercise of share options, Shares			2,859,579
Repurchase of ordinary shares	(13,911,356)					$ (13,911,356)			(13,911,356)
Repurchase of ordinary shares, Shares						(3,332,262)
Share-based compensation	14,691,737				14,691,737				14,691,737
Foreign currency translation adjustments, net of nil income taxes	(676,043)						(674,839)		(674,839)	(1,204)
Balance at Dec. 31, 2024	697,807,607		$ 14,064	$ 2,473	328,883,061	$ (49,438,661)	(3,016,579)	427,907,766	704,352,124	(6,544,517)
Balance, Shares at Dec. 31, 2024			140,641,549	24,734,013
Balance, Shares at Dec. 31, 2024						(7,305,138)
Net Income (Loss)	$ 148,139,844							149,834,991	149,834,991	(1,695,147)
Exercise of share options, Shares	3,267,940
Repurchase of ordinary shares, Shares		15,682,173
Reissuance of treasury stock for exercise of share options	$ 959,723					$ 21,854,395		(20,894,672)	959,723
Reissuance of treasury stock for exercise of share options, Shares						3,267,940
Repurchase and retirement of ordinary shares	(56,564,713)		$ (623)			$ (14,913,663)		(41,650,427)	(56,564,713)
Repurchase and retirement of ordinary shares, Shares			(6,230,299)			(2,146,736)
Share-based compensation	10,316,583				10,316,583				10,316,583
Foreign currency translation adjustments, net of nil income taxes	1,387,871						1,379,993		1,379,993	7,878
Balance at Dec. 31, 2025	$ 802,046,915		$ 13,441	$ 2,473	$ 339,199,644	$ (42,497,929)	$ (1,636,586)	$ 515,197,658	$ 810,278,701	$ (8,231,786)
Balance, Shares at Dec. 31, 2025			134,411,250	24,734,013
Balance, Shares at Dec. 31, 2025						(6,183,934)